Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 3,085	$ 3,522
Restricted cash and bank deposit		528	1,637
Trade receivables,net		7,897	9,867
Other assets		6,892	5,083
Total current assets		18,402	20,109
NON-CURRENT ASSETS:
Long-term receivables			725
Long-term restricted deposit		165	151
Long-term deposit			177
Property and equipment,net		487	1,035
Right-of-use assets		2,151	2,510
Goodwill		1,874	2,467
Intangible assets,net		4,337	5,416
Total non current assets		9,014	12,481
Assets		27,416	32,590
CURRENT LIABILITIES:
Short-term loans		13,534	11,878
Convertible loans		24,763	14,449
Trade payables		8,200	9,867
Current maturities of lease liabilities		975	733
Current maturities of other liabilities		5,244	5,078
Warrants liabilities	[1]	13,884	6,047
Other accounts payable		39,474	32,427
Total current liabilities		106,074	80,479
NON-CURRENT LIABILITIES:
Long-term liabilities		217	147
Lease liabilities		1,212	1,712
Deferred tax liabilities		79	116
Net employee defined benefit liabilities		651	869
Total non current liabilities		2,159	2,844
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium		117,247	103,386
Share options		10,918	10,918
Treasury shares		(1,230)	(1,230)
Other reserves		18,523	19,905
Accumulated deficit		(226,245)	(186,488)
Total equity attributable to equity holders		(80,787)	(53,509)
Non-controlling interests		(30)	2,776
Total shareholders’ equity (deficit)		(80,817)	(50,733)
Total liabilities and equity		$ 27,416	$ 32,590

[1]	Reclassified refer to note 4(a)(1) for further information.